UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate

Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 08/31/2012

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2012 (Unaudited)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Alabama 21st Century Authority, Refunding RB, Tobacco Settlement, Series A, 5.00%, 6/01/21	$1,000	$1,207,220
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	750	893,310

		2,100,530

Arizona — 2.8%
Arizona Health Facilities Authority, Refunding RB, Phoenix Childrens Hospital, Series A, 5.00%, 2/01/22 (a)	1,550	1,736,558
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,842,900
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,682,370
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,245,370
Phoenix-Mesa Gateway Airport Authority, RB, Arizona Special Facility, Mesa Project, 5.00%, 7/01/24	400	443,912
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,661,955
Pinal County Arizona, Refunding RB, Electrical District No. 3, Electric System, 4.00%, 7/01/23	1,620	1,732,493
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,178,980
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	546,045
University Medical Center Corp., Refunding RB, 5.00%, 7/01/21	2,740	3,133,793

		17,204,376

Arkansas — 0.1%
Benton County Public Facilities Board, RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	840,821

California — 10.5%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (b)	200	199,084
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,238,850
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.25%, 6/01/21	4,665	4,373,764

Municipal Bonds	Par (000)	Value
California (concluded)
California Health Facilities Financing Authority, RB, Los Angeles Childrens Hospital, Series A:
5.00%, 11/15/22	$1,500	$1,694,925
5.00%, 11/15/23	1,000	1,114,650
California HFA, RB, Home Mortgage, AMT:
Series E, 4.70%, 8/01/24	1,200	1,203,276
Series I, 4.60%, 8/01/21	1,420	1,425,027
Series K, 4.55%, 8/01/21	780	787,691
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	1,275	1,287,572
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (NPFGC):
Series A, 4.75%, 12/01/23	4,105	4,457,209
Series C, 4.75%, 12/01/23	1,000	1,085,800
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.00%, 3/01/24	3,655	4,131,649
5.00%, 3/01/25	1,260	1,412,082
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset- Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,313,200
Imperial Irrigation District Water System, Refunding RB:
4.00%, 7/01/24	1,645	1,860,331
4.00%, 7/01/25	1,090	1,215,633
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	7,485,212
Palomar Community College District, GO, CAB, Election of 2006, Series B, 4.07%, 8/01/23 (c)	3,950	2,544,076
San Francisco California City and County Airports Commission, Refunding RB, Series A, AMT, 5.00%, 5/01/24	2,005	2,325,198
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
2.66%, 8/01/19	315	262,348
2.96%, 8/01/20	225	178,373
3.75%, 8/01/22	505	349,369
4.00%, 8/01/23	250	162,330
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,702,287
State of California, GO, Refunding, 3.00%, 2/01/24	12,990	13,174,458

		64,984,394

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	1

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado — 0.7%
Adams 12 Five Star Schools, GO, Refunding, 5.00%, 12/15/24	$1,860	$2,329,743
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	1,690	1,756,840

		4,086,583

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College Issue, Series I, 2.25%, 7/01/21	115	115,154
Connecticut College Issue, Series I, 2.50%, 7/01/22	110	110,678
Connecticut College Issue, Series I, 2.63%, 7/01/23	210	210,321
Connecticut College Issue, Series I, 2.75%, 7/01/24	225	224,771
Connecticut College Issue, Series I, 3.00%, 7/01/25	225	227,137
Lawrence & Memorial Hospital, Series F, 4.00%, 7/01/25	600	638,802
Loomis Chaffee School (AGM), 5.00%, 7/01/22	515	609,070
Loomis Chaffee School (AGM), 5.00%, 7/01/24	225	261,769

		2,397,702

Florida — 2.8%
Broward County School Board Florida, COP, Series C (AGM), 5.25%, 7/01/14 (d)	3,410	3,715,058
Broward County School Board Florida, Refunding COP, Series A (AGM), 5.00%, 7/01/24	4,000	4,579,840
County of Lee Florida, Refunding ARB, Series A, AMT, 5.50%, 10/01/23	3,305	3,818,432
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,535,040
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, Sales Tax, 5.00%, 7/01/22	780	957,824
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 4.00%, 6/01/22	500	504,540
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (e)(f)	155	108,508
Tolomato Community Development District, Special Assessment Bonds, 6.38%, 5/01/17 (e)(f)	1,760	347,935

Municipal Bonds	Par (000)	Value
Florida (concluded)
Tolomato Community Development District, Special Assessment Bonds, Refunding:
Convertible CAB, 6.79%, 5/01/17 (g)	$150	$107,625
Convertible CAB, 7.28%, 5/01/19 (g)	360	207,360
Convertible CAB, 7.79%, 5/01/22 (g)	190	80,503
Series A-1, 6.38%, 5/01/17	480	464,827

		17,427,492

Georgia — 0.4%
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,051,291
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,430	1,545,573

		2,596,864
Guam — 0.2%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	627,046
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	500	554,480

		1,181,526
Idaho — 0.9%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/15 (d)	5,000	5,686,200

Illinois — 11.2%
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	240	240,214
City of Chicago Illinois O’Hare International Airport, Refunding ARB, General Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,298,600
City of Chicago Illinois O’Hare International Airport Revenue, Refunding RB (a):
General Senior Lien, Series A, 5.00%, 1/01/22	5,000	5,839,650
General Senior Lien, Series B, 5.00%, 1/01/22	7,500	8,759,475
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	240	241,639
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, GO, CAB (AGM), 3.78%, 1/01/24 (c)	9,995	6,538,329

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	2

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 3.93%, 6/15/17 (g)	$3,000	$2,723,430
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,500	5,248,710
6.25%, 6/01/24	3,000	3,375,300
State of Illinois, GO, Refunding:
5.00%, 8/01/21	10,000	11,498,600
(AGM), 5.00%, 8/01/20	16,900	19,669,234

		69,433,181
Indiana — 2.5%
City of Whiting Indiana, RB, BP Products North America, Inc., 5.25%, 1/01/21	3,200	3,879,616
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,289,720
Indiana Finance Authority, Refunding RB:
Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	3,000	3,330,330
Marquette Project, 4.00%, 3/01/22	2,650	2,601,108
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series K, 5.00%, 6/01/24	3,000	3,467,850

		15,568,624
Iowa — 0.6%
Iowa Higher Education Loan Authority, RB, Private College Facility Buena:
5.00%, 4/01/20	600	713,418
5.00%, 4/01/21	625	748,113
5.25%, 4/01/22	660	793,089
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	1,114,950

		3,369,570
Kansas — 0.8%
Kansas Development Finance Authority, RB, Health Facilities, KU Health System, Series H:
5.00%, 3/01/23	750	839,490
5.00%, 3/01/24	650	720,746
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	500	576,875
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,109,930

	Par
Municipal Bonds	(000)	Value
Kansas (concluded)
Kansas Development Finance Authority, Refunding RB (concluded):
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	$1,325	$1,455,513

		4,702,554
Kentucky — 2.1%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,619,992
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,349,540
Lexington Fayette Urban County Government Public Facilities Corp., Refunding RB, Eastern State Hospital Project, Lease Series A, 5.00%, 6/01/24	6,690	7,696,042

		12,665,574
Louisiana — 2.4%
Louisiana Citizens Property Insurance Corp. Assessment, Refunding RB:
5.00%, 6/01/24	2,000	2,282,640
(AGM), 5.00%, 6/01/24	8,750	10,120,950
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 5.63%, 5/01/21	935	1,020,955
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC), 6.00%, 1/01/23	250	298,845
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,049,490

		14,772,880
Maryland — 0.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	275,695
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,083,200

		1,358,895
Massachusetts — 1.2%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, Series L, 5.00%, 7/01/20	900	1,103,985
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,501,425

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	3

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC) (concluded):
5.50%, 1/01/15	$4,000	$4,002,280

		7,607,690
Michigan — 4.5%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/23	2,000	2,177,300
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,939,600
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,163,370
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,962,882
McLaren Health Care, 5.25%, 5/15/16	1,000	1,149,400
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,113,260
Wayne County Airport Authority, Refunding RB, Series A, AMT (AGM), 4.00%, 12/01/20	11,690	12,477,438

		27,983,250
Minnesota — 1.5%
Minnesota Higher Education Facilities Authority, Refunding RB, Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	1,545	1,787,441
Minnesota Tobacco Securitization Authority, Refunding RB, Tobacco Settlement, Series B:
5.00%, 3/01/22	2,000	2,345,680
5.25%, 3/01/23	1,300	1,529,879
5.25%, 3/01/24	3,000	3,507,600

		9,170,600
Mississippi — 0.2%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	1,000	1,002,850
Missouri — 1.0%
Missouri Development Finance Board, Refunding RB, Nelson Gallery Foundation, Series A:
5.00%, 12/01/23	1,000	1,232,320
5.00%, 12/01/24	1,370	1,698,841

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Services, 5.00%, 2/01/24	$3,000	$3,178,830

		6,109,991
Montana — 0.2%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,284,806
Nebraska — 0.7%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/22	2,450	2,704,237
City of Omaha, Refunding RB, Series A, 3.50%, 12/01/24	1,750	1,892,310

		4,596,547
Nevada — 0.8%
Clark County Nevada, Special Assessment Bonds, Refunding, Special Improvement District #142, Mountain’s Edge:
4.00%, 8/01/22	1,915	1,899,622
4.00%, 8/01/23	1,240	1,221,735
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,908,539

		5,029,896
New Jersey — 9.8%
City of Newark New Jersey, GO, Refunding, Series A, 4.00%, 10/01/22	1,050	1,139,533
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,733,550
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	10,000	10,152,800
Patterson Charter School for Science and Technology, Inc. Project, Series A, 5.00%, 7/01/22	630	651,477
New Jersey EDA, Refunding RB:
5.00%, 6/15/23	990	1,136,639
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,268,440
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,096,310

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	4

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB:
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	$2,260	$2,416,663
Rider University, Series A, 3.50%, 7/01/25	1,000	1,023,900
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,446,100
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 4.25%, 7/01/20	165	182,944
AHS Hospital Corp., 4.50%, 7/01/21	395	441,803
AHS Hospital Corp., 4.63%, 7/01/22	190	212,466
Barnabas Health, Series A, 4.50%, 7/01/22	3,450	3,607,216
Barnabas Health, Series A, 4.63%, 7/01/23	4,500	4,686,930
CAB, St. Barnabas, Series B (NPFGC), 4.49%, 7/01/23 (c)	2,720	1,681,341
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,110,500
Holy Name Medical Center, 4.25%, 7/01/18	780	833,953
Meridian Health System Obligated Group Issue, 5.00%, 7/01/21	2,000	2,358,440
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,250,820
4.75%, 12/01/21	600	671,748
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/22 (a)	8,000	9,759,680
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 3.95%, 12/15/24 (c)	3,850	2,381,263
Series A, 5.25%, 6/15/24	800	963,624
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	1,350	1,726,704
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 5.25%, 1/01/24	1,430	1,598,440
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,000	1,281,500

		60,814,784

Municipal Bonds	Par (000)	Value
New York — 10.4%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	$2,000	$2,283,320
Sub-Series I-1, 5.13%, 4/01/25	845	998,418
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	1,000	1,170,540
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A (AGC):
5.00%, 7/01/21	535	625,244
5.00%, 7/01/22	510	589,769
5.25%, 7/01/25	895	1,027,209
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	2,000	2,064,520
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	451,725
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	1,000	1,148,450
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,251,563
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,472,412
Transportation, Series A, 4.00%, 11/15/23	700	776,062
Transportation, Series A, 5.00%, 11/15/25	500	565,900
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	1,500	1,815,825
New York City Industrial Development Agency, Refunding RB, AMT:
Series A, 5.00%, 7/01/22 (a)	1,750	1,887,340
Terminal One Group Association Project, 5.50%, 1/01/21 (h)	1,500	1,606,230
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	1,029,601
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	175	194,166
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	653,069
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	477,920
Fordham University, Series A, 5.00%, 7/01/23	1,290	1,544,710
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	2,000	2,092,660

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	5

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB (concluded):
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	$500	$582,335
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	627,974
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,959,669
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,665	1,887,294
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,100,098
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home, 3.00%, 7/01/20 (a)	965	966,756
Miriam Osborn Memorial Home, 3.13%, 7/01/21 (a)	1,950	1,938,027
Miriam Osborn Memorial Home, 3.38%, 7/01/22 (a)	1,560	1,557,364
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	806,580
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	841,748
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,139,690
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,283,982
Yeshiva University, Series A, 4.00%, 11/01/25	1,750	1,922,707
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal, 5.00%, 12/01/20	1,500	1,701,330
Special Project, JFK International Air Terminal AMT (NPFGC), 6.25%, 12/01/13	2,000	2,058,620
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,263,940
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,310,232
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	1,007,660
Westchester County New York Health Care Corp., Refunding RB, Senior Lien, Series A:
5.00%, 11/01/23	5,685	6,442,924
5.00%, 11/01/24	2,730	3,061,586

Municipal Bonds	Par (000)	Value
New York (concluded)
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	$3,000	$3,246,840

		64,434,009

North Carolina — 0.6%
North Carolina Medical Care Commission, Refunding RB:
First Mortgage, Galloway Ridge Project, Series A, 4.13%, 1/01/17	200	204,250
First Mortgage, Galloway Ridge Project, Series A, 4.30%, 1/01/18	555	570,257
First Mortgage, Galloway Ridge Project, Series A, 4.50%, 1/01/19	520	539,110
First Mortgage, Galloway Ridge Project, Series A, 4.75%, 1/01/21	270	282,223
First Mortgage, Galloway Ridge Project, Series A, 5.00%, 1/01/22	290	306,559
Health Care Facilities Vidant Health, Series A, 5.00%, 6/01/22	1,595	1,878,224

		3,780,623

Ohio — 0.6%
Hamilton County Ohio Healthcare Facilities, RB, Christ Hospital Project:
5.25%, 6/01/22	2,000	2,289,400
5.25%, 6/01/23	1,500	1,696,500

		3,985,900

Oklahoma — 0.9%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/22	2,810	3,064,951
Tulsa County Industrial Authority Education Facilities, RB, Broken Arrow Public School, 4.00%, 9/01/22	2,300	2,544,145

		5,609,096

Oregon — 1.6%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/16 (d)	5,000	5,937,000
Oregon State Facilities Authority, HRB, Southern Oregon University Project (AGM), 4.00%, 7/01/23	200	210,722
Oregon State Health & Science University, Refunding RB, Series A, 5.00%, 7/01/22	2,000	2,440,260

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	6

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon (concluded)
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT, 4.50%, 1/01/23	$1,170	$1,263,904

		9,851,886

Pennsylvania — 3.4%
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	2,000	2,254,380
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	7,820	9,020,761
Montgomery County IDA, Refunding RB, ACTS Retirement-Life Communities, Inc., 5.00%, 11/15/23	1,200	1,341,324
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,288,655
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,939,070
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,928,148

		20,772,338

Puerto Rico — 3.4%
Commonwealth of Puerto Rico, GO, Refunding, CAB, Public Improvement, 3.22%, 7/01/17 (c)	3,000	2,571,420
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,621,110
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,395,755
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	2,690	2,889,571
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,398,180
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM), 4.95%, 7/01/26	385	418,268
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (CIFG), 5.25%, 7/01/17	3,000	3,295,110
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series A-1 (c):
4.24%, 8/01/23	3,490	2,207,286
4.34%, 8/01/24	4,970	2,978,471

		20,775,171

Municipal Bonds	Par (000)	Value
Rhode Island — 0.3%
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, Series 57-B AMT, 5.15%, 4/01/22	$1,000	$1,060,580
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	970	1,067,136

		2,127,716

South Carolina — 1.3%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	2,000	2,143,840
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,256,391
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM):
5.25%, 8/01/22	220	255,035
5.25%, 8/01/23	200	229,426
5.50%, 8/01/24	600	695,052
5.50%, 8/01/25	305	351,897

		7,931,641

South Dakota — 0.6%
South Dakota Health & Educational Facilities, Refunding RB, Regional Health, 4.25%, 9/01/24	3,500	3,682,525

Tennessee — 1.1%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,684,262
5.00%, 10/01/22	1,620	1,863,567
Memphis Center City Finance Corp., RB, Pyramid & Pinch District (AGM), 4.00%, 11/01/25	1,500	1,645,485
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	1,015,588
5.25%, 11/01/27	750	847,380

		7,056,282

Texas — 6.4%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,995,874
City of Houston Texas, Refunding RB:
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	5,000	5,838,950

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	7

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding RB (concluded):
Airport System, Subordinate Lien, Series A, AMT, 5.00%, 7/01/23	$3,500	$4,035,115
Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	2,018,887
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,481,447
City of San Antonio Texas, Refunding ARB, AMT:
Passenger Facility Charge & Subordinate Lien, 5.00%, 7/01/23	1,000	1,150,330
Passenger Facility Charge & Subordinate Lien, 5.00%, 7/01/22	1,855	2,164,525
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 3.75%, 8/15/22 (a)	1,500	1,522,440
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,148,818
Houston Higher Education Finance Corp., RB, Cosmos Foundation Inc., Series A, 5.88%, 5/15/21	1,000	1,124,890
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/22	2,250	2,475,833
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	1,093,510
Red River Health Facilities Development Corp., MRB, Eden Home Project, 5.63%, 12/15/22	2,570	2,748,050
Sam Rayburn Municipal Power Agency, Refunding RB, 5.00%, 10/01/21 (a)	1,325	1,571,702
Texas State Turnpike Authority, RB, CAB, First Tier, Series A (AMBAC), 4.25%, 8/15/24 (c)	6,600	3,994,320

		39,364,691
Utah — 0.5%
Utah County Environmental Improvement, Refunding RB, US Steel Corp. Project, 5.38%, 11/01/15	3,000	3,106,020
Vermont — 0.3%
Vermont State Educational & Health Building Financing Agency, Refunding RB:
Middlebury College Project, Series A, 5.00%, 11/01/23	505	633,800

Municipal Bonds	Par (000)	Value
Vermont (concluded)
Vermont State Educational & Health Building Financing Agency, Refunding RB (concluded):
Middlebury College Project, Series B, 5.00%, 11/01/23	$1,000	$1,255,050

		1,888,850
Virginia — 1.4%
City of Roanoke, EDA, Refunding RB, Carilion Clinic Obligated Group, 3.00%, 7/01/23	2,250	2,242,710
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,747,237
Henrico County EDA, Refunding RB, United Methodist Homes:
3.38%, 6/01/20	1,000	994,900
5.00%, 6/01/22	625	685,062
5.00%, 6/01/23	420	453,256
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	2,091	2,243,748

		8,366,913
West Virginia — 1.2%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,087,620
5.50%, 9/01/25	2,000	2,065,940
West Virginia University, RB, University Projects, Series B:
5.00%, 10/01/21	1,000	1,253,040
5.00%, 10/01/22	2,500	3,080,850

		7,487,450
Wisconsin — 2.8%
Public Finance Authority, RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/22 (a)	7,000	7,484,750
Wisconsin Health & Educational Facilities Authority, Refunding RB, Aurora Health Care, Series A, 3.50%, 7/15/24	10,000	9,921,900

		17,406,650
Total Municipal Bonds – 95.6%		591,605,941

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)

New York — 7.3%
City of New York New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	1,000	1,225,990

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	8

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
New York (concluded)
City of New York New York, GO (concluded):
Sub-Series I-1, 5.50%, 4/01/21	$2,009	$2,526,627
City of New York New York, Refunding GO, Series E, 5.00%, 8/01/24	5,010	5,930,788
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,469	1,749,274
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	12,170	14,716,086
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	1,996	2,059,686
Triborough Bridge & Tunnel Authority, Refunding, General Series B, 5.00%, 11/15/22	13,000	16,523,260

		44,731,711
Texas — 1.5%
City of Houston, Refunding RB, Public Improvement, Series A, 5.00%, 3/01/22	7,500	9,444,600
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 8.8%		54,176,311
Total Long-Term Investments (Cost – $605,528,191) – 104.4%		645,782,252

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	37,202,506	37,202,506
Total Short-Term Securities (Cost – $37,202,506) – 6.0%		37,202,506
Total Investments (Cost - $642,730,697*) – 110.4%		682,984,758
Liabilities in Excess of Other Assets – (5.8)%		(36,162,158)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (4.6)%		(28,335,025)

Net Assets – 100.0%		$618,487,575

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$614,878,395

Gross unrealized appreciation	$42,122,347
Gross unrealized depreciation	(2,339,748)

Net unrealized appreciation	$39,782,599

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Plc	$14,599,125	$160,375
Citigroup Inc.	$9,759,680	$149,360
First Southwest Co.	$1,571,702	$23,545
Goldman Sachs Group, Inc.	$9,372,090	$139,825
JPMorgan Chase & Co.	$1,736,558	$10,897
Pershing LLC	$4,462,147	$1,679
Robert W Baird Co., Inc.	$1,522,440	$13,800
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Non-income producing security.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at August 31, 2012	Income
FFI Institutional Tax-Exempt Fund	7,253,338	29,949,168	37,202,506	$1,153

(k)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	9

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
Freddie Mac	Federal Home Loan Mortgage Corporation
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]		— $ 645,434,317	$ 347,935	$645,782,252
Short-Term Securities	$ 37,202,506	—	—	37,202,506

Total	$ 37,202,506	$645,434,317	$ 347,935	$ 682,984,758

[1]See	above Schedule of Investments for values in each state or political subdivision

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank Overdraft	—	$(4,845)	—	$(4,845)
TOB Trust Certificates	—	(28,323,764)	—	(28,323,764)

Total	—	$(28,328,609)	—	$(28,328,609)

There were no transfers between levels during the period ended August 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2012	10

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)
under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2012